BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Empower Annuity Insurance Company of America

COLI VUL-2 Series Account

Executive Benefit VUL II and Executive Benefit VUL

Filing Pursuant to Rule 497(j) for

File Nos. 333-70963; 811-09201

Commissioners:

On behalf of Empower Annuity Insurance Company of America and the COLI VUL-2 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectuses and Statements of Additional Information being used in connection with the offering of the “Executive Benefit VUL II and Executive Benefit VUL”, a variable life policy, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectuses and Statements of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for COLI VUL-2 Series Account as filed electronically with the Commission on April 22, 2025.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage